Related Party Transactions - Schedule of Loans to Related Parties (Details) - Directors, Executive Officers and Affiliates [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Loans to Related Parties [Roll Forward]
Balance at the beginning of the year	$ 10,512
Originations and Officer additions	1,685
Principal payments and Officer removals	(3,425)
Balance at the end of the year	$ 8,772